Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Current assets
Cash and cash equivalents	$ 81,912,409	$ 4,161,603	$ 97,851,754	$ 4,971,409	$ 163,532,513	$ 109,368,880
Accounts receivable and other, net, and derivative financial instruments	227,675,907		200,758,688
Inventories	82,022,568	4,167,199	63,858,930
Available-for-sale financial assets	245,440	12,470	1,056,918
Available-for-sale financial assets	1,253,638	63,692
Total current assets	393,109,961	19,972,157	363,526,290
Investments in joint ventures and associates	16,841,545	855,643	16,707,364
Wells, pipelines, properties, plant and equipment-net	1,402,486,084	71,254,037	1,436,509,326
Long-term notes receivables	119,828,598		148,492,909
Deferred taxes	122,784,730	6,238,142	146,192,485
Intangible assets	13,720,540	697,079	14,678,640
Other assets	6,425,810	326,467	5,895,100
Total assets	2,075,197,268	105,431,479	2,132,002,114
Current liabilities
Current portion of long-term debt	191,795,709	9,744,281	157,209,467
Other current liabilities	255,980,585		231,917,718
Total current liabilities	447,776,294	22,749,508	389,127,185
Long-term debt	1,890,490,407	96,047,351	1,880,665,604
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,196,335,999		1,364,561,710
Total liabilities	3,534,602,700	179,577,333	3,634,354,499
Equity (deficit), net	(1,459,405,432)	(74,145,854)	(1,502,352,385)		(1,233,008,147)	(1,331,675,898)
Total liabilities and equity	2,075,197,268	$ 105,431,479	2,132,002,114
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents	25,187,488		46,959,103		92,503,607	58,461,014
Accounts receivable and other, net, and derivative financial instruments	63,513,279		83,119,394
Accounts receivable-inter-company	573,128,107		311,148,593
Inventories	418,497		509,375
Total current assets	662,247,371		441,736,465
Long-term receivables-intercompany	1,833,526,496		1,823,276,758
Investments in joint ventures and associates	(423,086,576)		(465,832,399)
Wells, pipelines, properties, plant and equipment-net	10,857,719		12,444,376
Long-term notes receivables	118,834,477		147,286,367
Deferred taxes	59,010,975		59,691,528
Intangible assets	318,342
Other assets	54,272		2,209,579
Total assets	2,261,763,076		2,020,812,674
Current liabilities
Current portion of long-term debt	171,880,315		137,947,110
Accounts payable-inter-company	1,439,442,811		1,240,490,891
Other current liabilities	20,837,163		23,435,614
Total current liabilities	1,632,160,289		1,401,873,615
Long-term debt	1,835,071,170		1,824,829,579
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	254,041,839		297,028,436
Total liabilities	3,721,273,298		3,523,731,630
Equity (deficit), net	(1,459,510,222)		(1,502,918,956)
Total liabilities and equity	2,261,763,076		2,020,812,674
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents	16,471,298		18,815,345		9,732,503	6,630,674
Accounts receivable and other, net, and derivative financial instruments	111,325,430		38,105,354
Accounts receivable-inter-company	1,190,513,209		1,380,100,592
Inventories	55,152,479		32,357,125
Available-for-sale financial assets	1,253,638
Total current assets	1,374,716,054		1,469,378,416
Long-term receivables-intercompany	285		285
Investments in joint ventures and associates	135,726		82,668
Wells, pipelines, properties, plant and equipment-net	1,344,851,372		1,370,974,060
Long-term notes receivables	994,121		1,206,542
Deferred taxes	61,009,660		84,443,897
Intangible assets	11,865,660		9,088,563
Other assets	3,174,097		4,846,078
Total assets	2,796,746,975		2,940,020,509
Current liabilities
Current portion of long-term debt	4,289,361		5,386,564
Accounts payable-inter-company	325,901,335		434,556,688
Other current liabilities	194,303,145		157,589,107
Total current liabilities	524,493,841		597,532,359
Long-term debt	36,863,242		40,262,391
Long-term payables-inter-company	1,838,285,585		1,830,150,615
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	929,431,425		1,057,191,286
Total liabilities	3,329,074,093		3,525,136,651
Equity (deficit), net	(532,327,118)		(585,116,142)
Total liabilities and equity	2,796,746,975		2,940,020,509
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents	40,253,622		32,077,306		$ 61,296,403	$ 44,277,192
Accounts receivable and other, net, and derivative financial instruments	52,837,198		79,533,940
Accounts receivable-inter-company	90,294,160		86,354,837
Inventories	26,451,592		30,992,430
Available-for-sale financial assets	245,440		1,056,918
Total current assets	210,082,012		230,015,431
Long-term receivables-intercompany	5,409,802		3,597,880
Investments in joint ventures and associates	16,693,715		16,611,681
Wells, pipelines, properties, plant and equipment-net	46,776,993		53,090,890
Deferred taxes	2,764,095		2,057,060
Intangible assets	1,536,538
Other assets	3,197,441		4,429,520
Total assets	286,460,596		309,802,462
Current liabilities
Current portion of long-term debt	15,626,033		13,875,793
Accounts payable-inter-company	88,582,648		93,140,905
Other current liabilities	40,840,277		50,892,997
Total current liabilities	145,048,958		157,909,695
Long-term debt	18,555,994		15,573,634
Long-term payables-inter-company	659,680		6,139,845
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	12,862,735		10,341,988
Total liabilities	177,127,368		189,965,162
Equity (deficit), net	109,333,228		119,837,300
Total liabilities and equity	286,460,596		309,802,462
Eliminations [member]
Current assets
Accounts receivable-inter-company	(1,853,935,476)		(1,777,604,022)
Total current assets	(1,853,935,476)		(1,777,604,022)
Long-term receivables-intercompany	(1,838,936,583)		(1,826,874,923)
Investments in joint ventures and associates	423,098,680		465,845,414
Total assets	(3,269,773,379)		(3,138,633,531)
Current liabilities
Accounts payable-inter-company	(1,853,926,794)		(1,768,188,484)
Total current liabilities	(1,853,926,794)		(1,768,188,484)
Long-term payables-inter-company	(1,838,945,265)		(1,836,290,460)
Total liabilities	(3,692,872,059)		(3,604,478,944)
Equity (deficit), net	423,098,680		465,845,413
Total liabilities and equity	$ (3,269,773,379)		$ (3,138,633,531)